Intangible assets - Other intangible assets - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets other than goodwill [abstract]
Impairment losses	€ 108	€ 227	€ 53